Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

Basis of Presentation.  Hampton Roads Bankshares, Inc. (the “Company”) is a bank holding company incorporated in 2001 under the laws of the Commonwealth of Virginia.  The consolidated financial statements of Hampton Roads Bankshares, Inc. include the accounts of the Company and its wholly-owned bank subsidiary, Bank of Hampton Roads (“BOHR” or "the Bank" or "our Bank" or "Bank") as well as its wholly-owned subsidiary Gateway Bank Mortgage, Inc. ("GBMI"). GBMI is a 51% owner in DNJ Gateway Bank Mortgage, LLC ("DGBM") and the undistributed earnings of DGBM is represented by non-controlling interest on our consolidated balance sheets. Prior to April 1, 2015, GBMI earned 51% of the income before provision for income taxes of DGBM. Effective April 1, 2015, GBMI earns 60% of the income before provision for income taxes of DGBM. Upon receiving federal and state regulatory approval, the Company merged its separately held bank subsidiary, Shore Bank ("Shore"), into BOHR on October 13, 2015. Through its specialty finance unit, Shore Premier Finance ("SPF"), BOHR provides marine financing for U.S. Coast Guard documented vessels to customers throughout the United States. BOHR also has an investment in a Virginia title insurance agency that enables it to offer title insurance policies to its real estate loan customers, and also has several inactive wholly-owned operating subsidiaries: Harbour Asset Servicing, Inc., and Gateway Investment Services, Inc. As a part of our consolidation process, intercompany transactions are recorded at cost and eliminated as part of the consolidation process.

The Company also owns all of the common stock of Gateway Capital Statutory Trust I, Gateway Capital Statutory Trust II, Gateway Capital Statutory Trust III, and Gateway Capital Statutory Trust IV (collectively, the “Gateway Capital Trusts”).  The Gateway Capital Trusts are not consolidated as part of the Company’s consolidated financial statements.  However, the junior subordinated debentures issued by the Company to the Gateway Capital Trusts are included in other borrowings, and the Company’s equity interest in the Gateway Capital Trusts is included in other assets.

The Company primarily engages in the general community and commercial banking business, targeting the banking needs of individuals and small- to medium-sized businesses in its primary service areas, which include the Hampton Roads region of southeastern Virginia, the Northeastern and Research Triangle regions of North Carolina, the Eastern Shore of Virginia, Maryland, and Delaware, the Baltimore region of Maryland, and Richmond, Virginia.  The Company’s primary products are traditional loan and deposit banking services.  In addition, the Company offers mortgage banking services with loans that are sold in the secondary market.

Use of Estimates.  The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented.  Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term are the determination of the allowance for loan losses, the valuation of other real estate owned, determination of fair value for financial instruments, and tax assets, liabilities, and expenses.

Summary of Significant Accounting Policies. The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements.

Fair Value.  The Company classifies assets and liabilities measured at fair value into three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Valuation methodologies for the fair value hierarchy are as follows:  obtaining fair value via quoted prices in active markets for identical assets or liabilities (Level 1), having observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities (Level 2), and using unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (Level 3).

Cash and Due from Bank Accounts.  Cash and cash equivalents includes cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from the Federal Reserve Bank of Richmond (“FRB”).  Cash and cash equivalents are used for daily cash management purposes, management of short-term interest rate opportunities, and liquidity.  The Company is required to maintain average reserve balances in cash with the FRB. The amounts of daily average required reserves for the final weekly reporting period were $32.0 million and $19.9 million at December 31, 2015 and 2014, respectively.

Investment Securities.  Except for the restricted equity securities, all investment securities are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss), net of tax.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Securities are evaluated for possible impairment when the fair value of the security is less than its amortized cost.  For debt securities, impairment is considered other-than-temporary and recognized in its entirety in the consolidated statements of operations if either we intend to sell the security or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis.  If, however, we do not intend to sell the security and it is not more likely than not that we will be required to sell the security before recovery, we must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security.  If there is credit loss, the loss must be recognized in the consolidated statements of operations and the remaining portion of impairment must be recognized in other comprehensive income (loss).  For equity securities, impairment is considered to be other-than-temporary based on our ability and intent to hold the investment until a recovery of fair value.  Other-than-temporary impairment of an equity security results in a write-down that must be included in the consolidated statements of operations.  We regularly review each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, our best estimate of the present value of cash flows expected to be collected from debt securities, our intention with regard to holding the security to maturity, and the likelihood that we would plan to sell or be required to sell the security before recovery.  All identified impairments on investment securities are taken in the periods identified.

Restricted Equity Securities.  The Company invests in stock of the Federal Home Loan Bank of Atlanta (“FHLB”), FRB, and two regional banking institutions.  These investments are carried at cost due to the redemption provisions of these entities and the restricted nature of the securities.  Management reviews for impairment based on the ultimate recoverability of the cost basis of these stocks.

Loans Held for Sale.  Mortgage loans held for sale are carried at the lower of cost or fair value in the aggregate. The fair value of mortgage loans held for sale is determined using current secondary market prices for loans with similar coupons, maturities, and credit quality. The fair value of mortgage loans held for sale is impacted by changes in market interest rates.  Net unrealized losses, if any, are recognized through a valuation allowance.

The Company originates single family, residential, first lien mortgage loans that are sold to secondary market investors on a best efforts basis; the Company classifies these loans as held for sale.  In connection with the underwriting process, the Company enters into commitments to originate or purchase residential mortgage loans whereby the interest rate of the loan is agreed to prior to funding (“interest rate lock commitments”).  Generally, such interest rate lock commitments are for periods less than 60 days.  Interest rate lock commitments on residential mortgage loans that the Company intends to sell in the secondary market are considered derivatives. These derivatives are carried at fair value with changes in fair value reported as a component of gain on sale of the loans.  The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans to third party investors shortly after their origination and funding.

Under the best efforts method, loans originated for sale are primarily sold in the secondary market as whole loans. Whole loan sales are executed with the servicing rights being released to the buyer upon the sale, with the gain or loss on the sale equal to the difference between the proceeds received and the carrying value of the loans sold.  The Company is obligated to sell the loans only if the loans close.  As a result of the terms of the contractual relationships, the Company is not exposed to losses nor will it realize gains related to its rate-lock commitments due to subsequent changes in interest rates.

Loans.  The Company grants commercial and industrial, real estate, and installment loans to customers through its lending areas.  A substantial portion of the loan portfolio is represented by both commercial and residential mortgage loans throughout Virginia, Maryland, and North Carolina.  The ability of the Company’s debtors to honor their contracts is dependent upon several factors, including the value of the real estate and general economic conditions in this area.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs and any deferred fees or costs on originated or purchased loans.  Interest income is accrued on the unpaid principal balance unless the loan is in nonaccrual.  Loan origination fees, net of certain direct origination costs, are deferred over the life of the loan and recognized as an adjustment of the related loan yield using the interest method except for lines of credit and loans with terms of 12 months or less where the straight-line method is used.  Net fees related to standby letters of credit are recognized over the commitment period.  In those instances when a loan prepays, the remaining deferred fee is recognized in the consolidated statements of operations.

In an effort to minimize the interest risk exposure to both the Company and the borrower, the Company uses back-to-back plain vanilla LIBOR-based interest rate swaps.  Pay-floating, receive-fixed interest rate swaps are executed between the Company and certain commercial loan customers (whose underlying loan with the Bank is a floating rate) with an equal and offsetting pay-fixed, receive-floating interest rate swap executed with a dealer under a back-to-back swap program. This program enables the commercial loan customer to effectively exchange variable-rate interest payments under their existing obligations for payments based upon a fixed-rate interest, while simultaneously transferring the risk of a fixed rate from the Company to another third party.

Allowance for Loan Losses.  The allowance for loan losses is a valuation allowance consisting of the cumulative effect of the provision for loan losses, less loans charged off, plus any amounts recovered on loans previously charged off.  The provision for loan losses is the amount necessary, in management’s judgment, to maintain the allowance for loan losses at a level it believes sufficient to cover incurred losses in the collection of the Company’s loans.  Loans are charged against the allowance when, in management’s opinion, they are deemed wholly or partially uncollectible.  Recoveries of loans previously charged off are credited to the allowance when realized.

The allowance consists of specific, general, and unallocated qualitative components.  The specific component relates to loans that are determined to be impaired, and therefore, are individually evaluated for impairment.  For those loans, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.  The general component relates to groups of homogeneous loans collectively evaluated for the appropriate level of reserve. The unallocated qualitative component covers uncertainties that could affect management’s estimate of probable losses.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical loss experience, risk characteristics of the various categories of loans, adverse situations affecting individual loans, loan risk grades, estimated value of any underlying collateral, input by regulators, and prevailing economic conditions.  Further adjustments to the allowance for loan losses may be necessary based on changes in economic and real estate market conditions, further information regarding known problem loans, results of regulatory examinations, the identification of additional problem loans, and other factors.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available or as the borrower’s financial condition changes.

Impaired Loans.    A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Certain loans are individually evaluated for impairment in accordance with the Company’s ongoing loan review procedures.  Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses.  For collateral dependent impaired loans, impairment is measured based upon the estimated fair value of the underlying collateral.  The majority of the Company's impaired loans are collateral-dependent. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses.  The Company’s policy is to charge off impaired loans at the time of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible and in no case later than 90 days in nonaccrual status.  Once a loan is considered impaired, it continues to be considered impaired until the collection of all contractual interest and principal is considered probable or the balance is charged off.  Real estate values are affected by various factors in addition to local economic conditions, including, among other things, changes in general or regional economic conditions, government rules or policies, and natural disasters.  While our policy is to obtain updated appraisals on a periodic basis, there are no assurances that we may be able to realize the amount indicated in the appraisal upon disposition of the underlying property.

Nonaccrual and Past Due Loans.  Loans are placed in nonaccrual status when the collection of principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever occurs first.  When loans are placed in nonaccrual status, interest receivable is reversed against interest income recognized in the current year.  Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of some portion or the entire contractual principal amount.  Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal and interest is no longer considered doubtful.

Modifications.  A restructured or modified loan results in a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the creditor grants a concession.  TDRs are included in impaired loans and can be in accrual or nonaccrual status.  Those in nonaccrual status are returned to accrual status after a period (generally at least six months) of performance under which the borrower demonstrates the ability and willingness to repay the loan.

Premises and Equipment.  Land is reported at cost, while premises and equipment are reported at cost less accumulated depreciation and amortization.  Depreciation is calculated using the method that is most appropriate for the particular class but we generally use the straight-line method over the estimated useful lives of the related assets, which range from three years for equipment to fifty years for buildings.  Leasehold improvements are capitalized and depreciated on a straight-line basis over the life of the initial lease or the life of the asset, whichever is shorter.  Routine holding costs are charged to expense as incurred, while significant improvements are capitalized.  See also Note 7 Premises, Equipment and Leases, of the Notes to Consolidated Financial Statements, for discussion on transfers of underutilized premised and equipment to other real estate owned and repossessed assets, net of valuation allowance, during 2015.

Long-Lived Assets.  Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Other Real Estate Owned and Repossessed Assets.  Other real estate owned and repossessed assets include real estate acquired in the settlement of loans and other repossessed collateral and is initially recorded at the lower of the recorded loan balance or estimated fair value less estimated disposal costs.  At foreclosure, any excess of the loan balance over fair value is charged to the allowance for loan losses.  Subsequently, if there is an indicated decline in the estimated fair value of the property, impairment is recognized through a loss on other real estate owned and repossessed assets with an offsetting allowance for losses on foreclosed assets which reduces the carrying value of individual properties. The allowance is only reduced for charge-offs once the property is sold. Costs to bring a property to salable condition are capitalized up to the fair value of the property less selling costs while costs to maintain a property in salable condition are expensed as incurred. Losses on subsequent impairments recognized and gains and losses upon disposition of other real estate owned are recognized in noninterest expense.  As indicated above, real estate values are affected by various factors in addition to local economic conditions, including, among other things, changes in general or regional economic conditions, government rules or policies, and natural disasters.  While our policy is to obtain updated appraisals on a periodic basis, there are no assurances that we may be able to realize the amount indicated in the appraisal upon disposition of the underlying property.

Bank-Owned Life Insurance.  The Company purchased split-dollar life insurance policies on the lives of a limited number of officers, some of whom are no longer employees. The policies are recorded as an asset at the cash surrender value of the policies.  Increases or decreases in the cash surrender value, other than proceeds from death benefits, are recorded as income from bank-owned life insurance in noninterest income.  Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any additional proceeds are recorded as noninterest income.  The Company has accrued the present value of the expected cost of maintaining these policies over the expected life of the officers/employees.

Off-Balance Sheet Credit Exposures.  The Company, in the normal course of business to meet the financing needs of its customers, is a party to financial instruments with off-balance sheet risk.  These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk that have not been fully recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company’s involvement or “credit risk.”  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Revenue Recognition.  Revenue earned on interest-earning assets is recognized based on the effective yield of the financial instrument; refer to the discussion above under the caption “Nonaccrual and Past Due Loans” for the Company’s accounting policy for the suspension of interest revenue recognition.  Service charges on deposit accounts are recognized as charged.  Credit-related fees, including letter of credit fees, are recognized in interest income when earned.

Advertising Costs.  Advertising costs are expensed as incurred.

Share-Based Compensation.  The fair value of stock options is estimated at the date of grant using the Black-Scholes model.  Grants of restricted stock awards and/or units are valued based on closing market price of the Company’s stock on the day of grant.  Stock options and restricted stock granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis.  The Company’s policy is to use authorized and unissued common shares to satisfy all share-based awards when the terms of the award provide that it will be equity settled at the Company’s election.  All of the Company’s share-based awards are equity-classified.

Income Taxes.  Deferred income tax assets and liabilities are determined using the balance sheet method.  Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A deferred tax liability is recognized for all temporary differences that will result in future taxable income; a deferred tax asset is recognized for all temporary differences that will result in future tax deductions, subject to reduction of the asset by a valuation allowance in certain circumstances.  This valuation allowance is recognized if, based on an analysis of available evidence, management determines that it is more likely than not that some portion or all of the deferred tax asset will not be realized.  In making this assessment, all sources of taxable income available to realize the deferred tax asset are considered including taxable income in prior carryback years, future reversals of existing temporary differences, tax planning strategies, and future taxable income exclusive of reversing temporary differences and carryforwards. The predictability that future taxable income, exclusive of reversing temporary differences, will occur is the most subjective of these four sources. Additionally, cumulative losses in recent years is considered negative evidence, that may be difficult to overcome, to support a conclusion that future taxable income, exclusive of reversing temporary differences and carryforwards, is sufficient to realize a deferred tax asset. Judgment is a critical element in making this assessment.  Adjustments to increase or decrease the valuation allowance are charged or credited, respectively, to income tax expense.

The impact of a tax position is recognized in the financial statements if it is probable that position is more likely than not to be sustained by the taxing authority.  Benefits from tax positions are measured at the highest tax benefit that is greater than 50% likely of being realized upon settlement.  To the extent that the final tax outcome of these matters is different from the amounts recorded, the differences (both favorably and unfavorably) impact income tax expense in the period in which the determination is made.  The Company recognizes interest and/or penalties related to income tax matters in other expense.

Per Share Data.  Basic earnings per share is computed by dividing net income attributable to Hampton Roads Bankshares, Inc. by the number of weighted average common shares outstanding for the period.  The diluted earnings per share reflects the dilutive effect of warrants, stock options, and unvested restricted stock units using the treasury stock method.

Comprehensive Income (Loss).  Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income or loss.  Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet.  Such items, along with the operating net income, are components of comprehensive income or loss.

Reclassification. Certain 2014 and 2013 amounts have been reclassified to conform to the 2015 presentation. In 2015, the Company reclassified Impairments and gains and losses on sales of other real estate owned and repossessed assets, net and Impairments and gain and losses on sales of premises and equipment, net, from noninterest income to noninterest expense.

Recent Accounting Pronouncements
In January 2014, the FASB issued ASU 2014-04, Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40): Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon a Foreclosure, which clarifies when banks and similar institutions (creditors) should reclassify mortgage loans collateralized by residential real estate properties from the loan portfolio to other real estate owned (OREO). The ASU defines when an in-substance repossession or foreclosure has occurred and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. This ASU allows for prospective or modified retrospective application. The effective date for public business entities is for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. Early adoption is permitted. The adoption of the new guidance did not have a material impact on the Company’s consolidated financial statements.

During the second quarter of 2014, ASU 2014-09, Revenue from Contracts with Customers (“new revenue standard”), was issued. ASU 2014-09 represents a comprehensive reform of many of the revenue recognition requirements in GAAP. The ASU creates a new topic within the Accounting Standards Codification (“ASC”), Topic 606, Revenue from Contracts with Customers. The new revenue standard will supersede the current revenue recognition requirements in Topic 605, Revenue Recognition, and supersedes or amends much of the industry-specific revenue recognition guidance found throughout the ASC. The core principle of the new revenue standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The ASU creates a five-step process for achieving that core principle: (1) identifying the contract with the customer, (2) identifying the performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the performance obligations, and (5) recognizing revenue when an entity has completed the performance obligations. The ASU also requires additional disclosures that allow users of the financial statements to understand the nature, timing, and uncertainty of revenue and cash flows resulting from contracts with customers. During the third quarter of 2015, ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date amends the effective date for ASU 2014-09 for the Company to January 1, 2018. The new revenue standard permits the use of retrospective or cumulative effect transition methods. It appears that a majority of the Company’s contracts with customers (i.e., financial instruments) do not fall within the scope of the new revenue standard. Therefore, the Company does not expect the ASU to have a material impact on the Company’s reported financial results.

In February 2016, the FASB issued ASU 2016-02 Leases, ASC Topic 842, which replaces ASC Topic 840 Leases; the core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee are as follows:

For finance leases, a lessee is required to do the following
1. Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position;
2. Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income;
3. Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:
1. Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position;
2. Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis;
3. Classify all cash payments within operating activities in the statement of cash flows.

The effective date for public business entities is for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted. The Company will evaluate whether adoption of this new standard will have a material impact on the Company’s consolidated financial statements.